Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2023 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (24.4%)
$471,218	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.76% (US0001M + 62 bps), 1/25/33, Callable 6/25/23 @ 100*	$464,098
277,144	CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 6.49% (US0001M + 135 bps), 10/25/37, Callable 9/25/23 @ 100*(a)	276,096
2	Citigroup Mortgage Loan Trust, Inc., Series 2005- WF1, Class A5, 5.01%, 11/25/34, Callable 6/25/23 @ 100*(b)	2
609,307	CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38%, 2/18/46, Callable 6/18/23 @ 100*(a)	518,624
181	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32, Callable 6/25/23 @ 100*(b)(c)	180
665,030	Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.98%, 10/20/49, Callable 10/20/24 @ 100*(a)	606,057
806,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	714,116
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 7.01% (US0001M + 188 bps), 11/25/34, Callable 6/25/23 @ 100*	334,631
1,268,370	Goodgreen Trust, Series 2021-1A, Class A, 2.63%, 4/15/55, Callable 10/15/40 @ 100*(a)	1,068,269
345,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 8/1/23 @ 100*(a)	316,504
11	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)(c)	11
765,375	Jack In The Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	678,534
49,764	NMEF Funding LLC, Series 2021-A, Class A2, 0.81%, 12/15/27, Callable 8/15/24 @ 100*(a)	49,462
206,579	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-FM1, Class 1A1, 5.60% (US0001M + 46 bps), 11/25/35, Callable 6/25/23 @ 100*	204,870
286,288	RAAC Trust, Series 2007-SP1, Class M1, 5.99% (US0001M + 86 bps), 3/25/37, Callable 6/25/23 @100*	283,601
62,301	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 4.91%, 3/25/32, Callable 6/25/23 @ 100*	57,135
1,131	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.28%, 12/25/33, Callable 6/25/23 @ 100*(b)(c)	1,066
786,667	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 8/20/51, Callable 8/20/25 @ 100*(a)	632,316
45,193	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.22%, 5/25/35, Callable 6/25/23 @ 100*(b)(c)	41,410
201,125	Soundview Home Loan Trust, Series 2005-OPT3, Class M1, 5.84% (US0001M + 71 bps), 11/25/35, Callable 6/25/23 @ 100*	195,528
98,958	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A1, 5.82% (US0001M + 68 bps), 4/25/33, Callable 6/25/23 @ 100*	99,036
573,800	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 5.86% (US0001M + 72 bps), 9/25/35, Callable 6/25/23 @ 100*	559,898

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities, continued:
$81,211	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 6/25/23 @ 100*(b)(c)	$80,111
658,000	Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46, Callable 8/25/23 @ 100*(a)	638,328
497,193	Textainer Marine Containers VII, Ltd., Series 2020-1A, Class A, 2.73%, 8/21/45, Callable 6/20/23 @ 100*(a)	456,944
643,538	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	537,879
Total Asset Backed Securities (Cost $9,912,690)		8,814,706

Mortgage Backed Securities† (28.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.8%)
58,224	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.87%, 2/25/36, Callable 6/25/23 @ 100*(b)	40,431
8,935	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.43%, 7/25/35, Callable 6/25/23 @ 100*(b)	6,513
8,703	Countrywide Alternative Loan Trust, Series 2005- 24, Class 1A1, 5.05% (12MTA + 131 bps), 7/20/35, Callable 6/19/23 @ 100*	7,367
914	Deutsche Mortgage Securities, Inc., Series 2006- ABR, Class A1B1, 5.24% (US0001M + 10 bps), 10/25/36, Callable 6/25/23 @ 100*	707
1,374	Deutsche Mortgage Securities, Inc., Series 2003- 4XS, Class A6A, 5.32%, 10/25/44, Callable 6/25/23 @ 100*(b)(c)	1,310
3,122	Deutsche Mortgage Securities, Inc., Series 2006- AB4, Class A1A, 6.01%, 10/25/36, Callable 6/25/23 @ 100*(b)	2,543
2,574	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 5.11%, 9/25/34, Callable 6/25/23 @ 100*(b)	2,330
13,290	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 4.58%, 4/21/34, Callable 6/21/23 @ 100*(b)	12,601
192,537	Nomura Asset Acceptance Corp., Series 2005- AR4, Class 3A1, 4.94%, 8/25/35, Callable 6/25/23 @ 100*(b)	193,052
23,156	Residential Accredit Loans, Inc., Series 2004- QA4, Class NB21, 4.11%, 9/25/34, Callable 6/25/23 @ 100*(b)	21,327
13,438	Residential Accredit Loans, Inc., Series 2006- QA1, Class A21, 4.94%, 1/25/36, Callable 6/25/23 @ 100*(b)	10,456
		298,637
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
16,094	Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36, Callable 6/25/23 @ 100*	9,931
10,525	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 6/25/23 @ 100*	8,510
14,031	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 6/25/23 @100*	12,332

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$230,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 11/10/23 @ 100*	$227,717
9,644	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35, Callable 6/25/23 @100*	6,851
15,257	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36, Callable 6/25/23 @ 100*	6,606
15,640	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37, Callable 6/25/23 @ 100*	8,896
116,171	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 6/25/23 @ 100*	52,882
55,117	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 6/25/23 @ 100*	51,402
104	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19, Callable 6/25/23 @ 100*	99
689	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 6/25/23 @ 100*	615
2,827	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 6/25/23 @ 100*	2,820
250,728	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 6/25/23 @ 100*	255,152
16,701	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 6/25/23 @ 100*	17,488
2,660	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 6/25/23 @ 100*	2,751
101	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19, Callable 6/25/23 @ 100*	98
5,565	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19, Callable 6/25/23 @ 100*	5,171
20,726	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36, Callable 6/25/23 @ 100*	16,679
40,458	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 3/25/25 @ 100*	13,331
24,169	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 6/25/23 @ 100*	14,910
7,344	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 6/25/23 @ 100*	7,113
		721,354
Prime Adjustable Rate Mortgage Backed Securities (1.4%)
205	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.18%, 5/25/35(b)	204
327,920	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 6/25/23 @ 100*(b)(c)	54,595

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$97,598	Banc of America Funding Corp., Series 2015-R3, Class 4A1, 5.29% (US0001M + 15 bps), 3/27/37(a)	$97,448
2,359	Banc of America Mortgage Securities, Series 2006-B, Class 2A1, 3.99%, 11/20/46, Callable 6/20/23 @ 100*(b)	2,101
3,989	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.90%, 2/25/36, Callable 6/25/23 @ 100*(b)	3,586
4,574	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 4.39%, 9/25/33, Callable 6/25/23 @ 100*(b)	4,259
3,219	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 4.55%, 6/25/34, Callable 6/25/23 @ 100*(b)	3,013
4,408	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 3.76%, 9/25/34, Callable 6/25/23 @ 100*(b)	3,958
2,446	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.25%, 1/25/35, Callable 6/25/23 @ 100*(b)	2,323
6,063	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 4.70%, 10/25/36, Callable 6/25/23 @ 100*(b)	5,597
3,179	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 5.23% (H15T1Y + 230 bps), 10/25/35, Callable 6/25/23 @ 100*	2,999
2,822	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.60%, 3/25/31, Callable 6/25/23 @ 100*(b)	2,793
8,755	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.77%, 7/25/37, Callable 6/25/23 @ 100*(b)	6,699
4,468	Citigroup Mortgage Loan Trust, Inc., Series 2005- 3, Class 2A2A, 3.97%, 8/25/35(b)	4,341
212	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 6/25/23 @ 100*(b)	173
3,098	Countrywide Home Loans, Series 2003-60, Class 2A1, 4.12%, 2/25/34, Callable 6/25/23 @ 100*(b)	2,839
6,338	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.28%, 2/19/34, Callable 6/19/23 @ 100*(b)	6,097
19,408	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.94%, 11/25/34, Callable 6/25/23 @ 100*(b)	18,574
22,762	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 4.17%, 11/25/32, Callable 6/25/23 @ 100*(b)	13,170
4,391	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 4.02%, 10/25/35, Callable 6/25/23 @ 100*(b)	4,127
22,682	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.62%, 11/19/35, Callable 6/19/23 @ 100*(b)	19,646
15,022	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.82%, 4/25/35, Callable 6/25/23 @ 100*(b)	13,451
4,239	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.48%, 11/25/35, Callable 6/25/23 @ 100*(b)	4,197

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$53,842	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.90%, 1/19/35, Callable 6/19/23 @ 100*(b)	$47,263
2,932	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 4.55%, 12/19/35, Callable 6/19/23 @ 100*(b)	2,753
18,303	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.38%, 7/25/36, Callable 6/25/23 @100*(b)	12,961
30,518	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.51%, 8/25/36, Callable 6/25/23 @ 100*(b)	21,714
7,963	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.79%, 8/25/34, Callable 6/25/23 @ 100*(b)	7,171
17,702	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.00%, 8/25/34, Callable 6/25/23 @ 100*(b)	16,300
1,399	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.94%, 8/25/36, Callable 6/25/23 @ 100*(b)	1,144
—	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 7.83% (US0001M + 180 bps), 2/1/26, Callable 7/1/23 @ 100*(a)	—
5,630	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 3.88%, 12/25/34, Callable 6/25/23 @ 100*(b)	5,278
685	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 4.06%, 2/25/34, Callable 12/25/23 @ 100*(b)	627
6,163	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.36%, 7/25/34, Callable 3/25/24 @ 100*(b)	5,832
3,406	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.66%, 8/25/34, Callable 8/25/25 @ 100*(b)	3,283
1,675	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.17%, 8/25/34, Callable 6/25/24 @ 100*(b)	1,611
18,351	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 4.18%, 12/25/34, Callable 6/25/23 @ 100*(b)	16,076
2,022	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 4.72%, 2/25/34, Callable 6/25/23 @ 100*(b)	1,885
5,532	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.90%, 12/27/35, Callable 6/25/23 @ 100*(b)	5,520
9,162	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 5.35%, 7/25/33, Callable 6/25/23 @ 100*(b)	8,892
39,424	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 3.35%, 11/25/36, Callable 6/25/23 @ 100*(b)	33,713
1,156	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 3.68%, 8/25/46, Callable 6/25/23 @ 100*(b)	1,028
6,373	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 3.75%, 9/25/36, Callable 6/25/23 @ 100*(b)	5,452

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$2,876	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2, 4.52%, 6/25/34, Callable 6/25/23 @ 100*(b)	$2,615
3,665	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 5.98% (US0001M + 84 bps), 7/25/44, Callable 6/25/23 @ 100*	3,397
		480,705
Prime Fixed Mortgage Backed Securities (9.3%)
468,976	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/59, Callable 6/25/23 @ 100*(a)(b)	450,459
9,328	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 6/25/23 @ 100*	9,034
55,789	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 6/25/23 @ 100*	51,527
9,758	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 6/25/23 @ 100*	9,716
3,376	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19, Callable 6/25/23 @ 100*	3,243
57,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	54,125
7,884	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 6/25/23 @ 100*	7,790
14,438	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 6/25/23 @ 100*	14,409
31,926	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 6/25/23 @ 100*	9,096
173,614	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 6/25/23 @ 100*	180,522
390,790	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A8, 4.00%, 11/25/49, Callable 6/25/23 @ 100*(a)(b)	367,357
15,239	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 6/25/23 @ 100*	14,210
20,228	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 8/25/35 @ 100*	8,689
517,681	JPMorgan Mortgage Trust, Series 2020-4, Class A3A, 2.50%, 11/25/50, Callable 3/25/40 @ 100*(a)(b)	429,323
406,501	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 8/25/35 @ 100*(a)(b)	353,293
8,966	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 6/25/23 @ 100*	4,624
1,343,333	NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 6.54% (US0001M + 140 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	1,322,638

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$4,154	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 6/25/23 @ 100*	$3,355
11,709	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 6/25/23 @ 100*	11,496
55,574	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 6/25/23 @ 100*	53,852
		3,358,758
Subprime Mortgage Backed Securities (1.3%)
68,205	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 1/25/30 @ 100*(a)(b)	67,067
121,178	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57, Callable 4/25/26 @ 100*(a)(b)	119,575
308,593	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 2/25/29 @ 100*(a)(b)	293,231
		479,873
U.S. Government Agency Mortgage Backed Securities (13.6%)
145,561	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	122,121
30,465	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	29,323
23,942	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	23,517
118,908	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	105,838
78,439	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	72,119
75,087	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	70,769
58,218	Fannie Mae, Series 2011-118, Class 10A1, 3.00%,11/25/41	53,628
117,072	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	110,871
433,484	Fannie Mae, Series 2018-83, Class LC, 3.00%, 11/25/48	396,295
10,937	Fannie Mae, 3.67% (US0012M + 133 bps), 1/1/35, Pool #805386	10,726
538,375	Fannie Mae, Series 2003-W14, Class 2A, 4.26%, 1/25/43, Callable 6/25/23 @ 100*(b)	505,421
19,990	Fannie Mae, 4.29% (H15T1Y + 229 bps), 2/1/30, Pool #556998	19,686
413	Fannie Mae, 4.32% (H15T1Y + 222 bps), 6/1/32, Pool #725286	408
329,590	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 6/25/23 @ 100*(b)(c)	306,304
1,611	Fannie Mae, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 6/25/23 @ 100*(b)(c)	1,595
3,642	Fannie Mae, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 6/25/23 @ 100*(b)(c)	3,639
5,354	Fannie Mae, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 6/25/23 @ 100*(b)(c)	5,494
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,000

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$744,166	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.45%, 9/26/33, Callable 6/26/23 @ 100*(b)(c)	$717,079
803,979	Fannie Mae REMIC Trust, Series 2004-W10, Class A6, 5.75%, 8/25/34, Callable 6/25/23 @ 100*	805,067
32,334	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	30,872
313,753	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	294,795
41,905	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	40,264
114,327	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	104,476
119,664	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	116,921
88,341	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	84,297
341,211	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	318,380
259,598	Freddie Mac, Series T-67, Class 1A1C, 3.89%, 3/25/36, Callable 6/25/23 @ 100*(b)	245,249
2,057	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	1,998
2,651	Freddie Mac, 5.85% (US0006M + 152 bps), 4/1/36, Pool #1N0148	2,685
317,313	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	278,491
957	Government National Mortgage Assoc., 2.75% (H15T1Y + 150 bps), 12/20/27, Pool #80141	930
5,861	Government National Mortgage Assoc., 2.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	5,706
498	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 1/20/25, Pool #8580	486
870	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 1/20/25, Pool #8585	849
403	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 3/20/26, Pool #8832	390
1,022	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 3/20/29, Pool #80263	979
50	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	51
9	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	9
8	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	8
16	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	16
		4,888,752
Total Mortgage Backed Securities (Cost $11,323,861)		10,228,079

Corporate Bonds (15.4%)
Aerospace & Defense (2.6%)
920,000	Boeing Co. (The), 7.95%, 8/15/24	944,540
Banks (3.1%)
1,057,740	Southtrust Bank/Georgia, 7.74%, 5/15/25	1,095,233
Capital Markets (2.9%)
1,116,000	Goldman Sachs Group, Inc. (The), 1.30%, 11/15/24, Callable 8/15/23 @ 100*	1,046,345
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	4,000
		1,050,345

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services (4.7%)
$670,000	Athene Global Funding, 1.72%, 1/7/25 (a)	$621,609
1,206,000	Western Union Co. (The), 1.35%, 3/15/26, Callable 2/15/26 @ 100 *	1,071,927
		1,693,536
Tobacco (2.1%)
806,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100 *	753,876
Total Corporate Bonds (Cost $7,044,973)		5,537,530

Taxable Municipal Bonds (0.5%)
Pennsylvania (0.5%)
190,000	Philadelphia Authority for Industrial Development Revenue, 3.96%, 4/15/26	185,533
Total Taxable Municipal Bonds (Cost $189,839)		185,533

U.S. Government Agency Securities (11.4%)
Federal Farm Credit Banks
1,000,000	1.23%, 9/10/29, Callable 6/13/23 @ 100 *	829,047
475,000	5.11% (SOFR + 5 bps), 2/13/24	475,171
350,000	5.12% (SOFR + 6 bps), 10/8/24	349,711
		1,653,929
Federal Home Loan Banks
35,000	0.90%, 8/27/26, Callable 8/27/23 @ 100 *	31,217
250,000	1.00%, 3/29/29, Callable 6/29/23 @ 100 *(b)	214,695
370,000	1.25%, 6/30/25, Callable 6/30/23 @ 100 *(b)	348,560
252,500	1.25%, 2/19/30, Callable 8/19/23 @ 100 *	205,120
180,000	2.10%, 11/26/31, Callable 6/13/23 @ 100 *	148,805
249,000	3.63%, 7/26/24, Callable 7/26/23 @ 100 *	244,141
300,000	4.84%, 5/15/30, Callable 5/15/25 @ 100 *	297,363
350,000	5.18% (SOFR + 12 bps), 5/1/25	350,062
220,000	5.40%, 2/24/28, Callable 8/24/23 @ 100 *	217,144
		2,057,107
Federal Home Loan Mortgage Corporation
180,000	5.50%, 6/18/24, Callable 9/22/23 @ 100 *	179,944
Federal National Mortgage Association
250,000	1.00%, 10/27/28, Callable 7/27/23 @ 100 *	211,212
Total U.S. Government Agency Securities (Cost $4,321,515)		4,102,192

U.S. Treasury Obligations (11.4%)
U.S. Treasury Notes
730,000	1.50%, 2/15/30	635,813
400,000	3.88%, 12/31/27	400,703
942,000	4.13%, 9/30/27	951,457
2,161,000	4.25%, 9/30/24	2,142,935
Total U.S. Treasury Obligations (Cost $4,149,488)		4,130,908

Investment in Affiliates (8.0%)
2,875,015	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.93%(e)	2,875,015
Total Investment in Affiliates (Cost $2,875,015)		2,875,015

Total Investments (Cost $39,817,381) — 99.5%		35,873,963
Other assets in excess of liabilities — 0.5%		173,139
Net Assets - 100.0%		$36,047,102

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2023.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2023.

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2023 (Unaudited)	Concluded

(d)	Issuer has defaulted on the payment of interest.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Amounts shown as “—“ are either 0 or round to less than 1.

12MTA	12 Month Treasury Average
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2023 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (11.7%)
$825,000	Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100*(a)	$727,567
16,405	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 6/25/23 @ 100*(b)(c)	13,925
423,234	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 6/25/26 @ 100*(a)	397,928
1,100,000	CoreVest American Finance Trust, Series 2021-2, Class B, 2.38%, 7/15/54, Callable 7/15/31 @ 100*(a)	881,958
585,000	Dext ABS, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 5/15/27 @ 100*(a)	580,969
1,249,018	Finance of America Structured Securities, Series 2023-S1, Class A1, 3.00%, 9/25/61(a)(b)	1,141,973
1,490,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	1,320,140
1,500,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 8/1/23 @ 100*(a)	1,376,106
658,125	Jack In The Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	583,453
928,477	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	880,591
553,299	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 3/20/26 @ 100*(a)	516,281
–	RAAC Trust, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 6/25/23 @ 100*(b)	–
515,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	490,427
1,030,850	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 1/20/50, Callable 1/20/24 @ 100*(a)	939,236
667,969	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 6/25/23 @ 100*(a)	655,926
15,578	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 6/25/23 @ 100*(a)	14,527
639,850	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48, Callable 11/25/25 @ 100*(a)	607,686
459,395	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.15%, 6/19/51, Callable 6/17/23 @ 100*(a)	400,399
85,034	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(a)	74,576
1,089,000	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	1,018,419
621,485	Willis Engine Structured Trust III, Series 17, Class A, 4.69%, 8/15/42, Callable 7/15/27 @ 100*(a)(b)	558,951
862,517	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	686,857

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$520,725	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	$435,230
Total Asset Backed Securities (Cost $15,787,227)		14,303,125

Mortgage Backed Securities† (12.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.0%^)
51,565	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.77%, 11/25/36, Callable 4/25/24 @ 100*(b)	27,112
2,525	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 6.21%, 12/25/36, Callable 6/25/23 @ 100*(b)(c)	2,448
		29,560
Alt-A - Fixed Rate Mortgage Backed Securities (1.5%)
40,878	Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35, Callable 6/25/23 @ 100*	29,499
6,166	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46, Callable 6/25/23 @ 100*	5,516
25,745	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 6/25/23 @ 100*	17,802
20,763	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 6/25/23 @ 100*	7,950
1,150,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 11/10/23 @ 100*	1,138,586
5,350	Countrywide Alternative Loan Trust, Series 2004- 22CB, Class 1A1, 6.00%, 10/25/34, Callable 6/25/23 @ 100*	5,292
21,075	Countrywide Alternative Loan Trust, Series 2006- 8T1, Class 1A4, 6.00%, 4/25/36, Callable 6/25/23 @ 100*	10,304
141,023	Countrywide Alternative Loan Trust, Series 2007- 9T1, Class 1A7, 6.00%, 5/25/37, Callable 6/25/23 @ 100*	73,043
170,788	Countrywide Alternative Loan Trust, Series 2006- 36T2, Class 2A4, 6.25%, 12/25/36, Callable 6/25/23 @ 100*	76,880
10,480	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 8/25/25 @ 100*	9,568
33,863	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 6/25/23 @100*	33,782
12,559	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 6/25/23 @ 100*	12,084
12,907	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 8/25/25 @100*	10,656
697	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 6/25/23 @100*	716
5,202	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 6/25/23 @100*	5,200
369,373	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3, 3.96%, 8/15/46, Callable 8/15/23 @ 100*	368,341
		1,805,219

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2023 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (1.6%)
$401,848	GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A6, 2.50%, 2/25/52, Callable 7/25/40 @ 100*(a)(b)	$350,806
874,900	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A8, 2.50%, 1/25/52, Callable 4/25/45 @ 100*(a)(b)	757,199
3,529	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 4.06%, 6/25/36, Callable 6/25/23 @ 100*(b)	2,468
93,806	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.21%, 8/25/35, Callable 6/25/23 @ 100*(b)	87,109
7,688	Merrill Lynch Mortgage Investors Trust, Series 2004-HB1, Class A3, 4.97%, 4/25/29, Callable 6/25/23 @ 100*(b)	6,893
832,576	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, 9/25/66, Callable 10/25/24 @ 100*(a)(b)	683,600
3,448	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 4.22%, 6/25/36, Callable 6/25/23 @ 100*(b)	2,295
		1,890,370
Prime Fixed Mortgage Backed Securities (3.9%)
259,989	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, 10/25/48, Callable 6/25/23 @ 100*(a) (b)	237,596
2,311	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 6/25/23 @ 100*	2,167
92,871	Chaseflex Trust, Series 2006-2, Class A5, 4.40%, 9/25/36, Callable 6/25/23 @ 100*(b)	82,088
1,217,794	CIM Trust, Series 2021-J2, Class A4, 2.50%, 4/25/51, Callable 6/25/44 @ 100*(a)(b)	1,055,485
13,976	Citigroup Mortgage Loan Trust, Inc., Series 2005- 1, Class 3A1, 6.50%, 4/25/35	13,687
1,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 6/25/23 @ 100*	959
3,072	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 6/25/23 @ 100*	2,959
2,956	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 6/25/23 @ 100*	2,809
92,208	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 6/25/23 @ 100*	30,571
97	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%,8/21/31	93
576	GMAC Mortgage Corp. Loan Trust, Series 2003- GH2, Class A4, 5.50%, 10/25/33, Callable 6/25/23 @ 100*(b)(c)	565
870,483	GS Mortgage-Backed Securities Trust 2022-Mm1, Series 2022-MM1, Class A8, 2.50%, 7/25/52, Callable 2/25/48 @ 100*(a)(b)	753,376
892,297	JPMorgan Mortgage Trust, Series 2019-6, Class A5, 3.50%, 12/25/49, Callable 1/25/24 @ 100*(a)(b)	814,582
12,076	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 4.17%, 4/25/36, Callable 6/25/23 @ 100*(b)	10,238

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$16,436	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 6/25/23 @ 100*	$14,904
821,912	Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A10, 2.50%, 6/25/51, Callable 11/25/44 @ 100*(a)(b)	709,549
2,853	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 6/25/23 @ 100*	2,802
80,323	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 6/25/23 @ 100*	71,371
36,607	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 6/25/23 @ 100*	4,953
151,604	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 6/25/23 @ 100*	128,924
2,876	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 6/25/23 @ 100*	2,837
20,547	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 6/25/23 @ 100*	20,175
658,595	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 5/25/47 @ 100*(a)(b)	569,994
226,906	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 3/25/25 @ 100*(a)(b)	204,852
95,503	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 6/20/23 @ 100*(a)(b)	87,041
		4,824,577
Subprime Mortgage Backed Securities (0.4%)
188,241	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 2/25/29 @ 100*(a)(b)	178,871
74,170	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 7/25/28 @ 100*(a)(b)	71,785
211,173	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 6/25/28 @ 100*(a)(b)	201,910
		452,566
U.S. Government Agency Mortgage Backed Securities (4.6%)
783,133	Fannie Mae, Series 2021-52, Class JC, 1.25%, 7/25/51	653,432
222,546	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	201,530
105,050	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	94,199
365,854	Fannie Mae, Series 2020-54, Class TA, 2.00%, 5/25/43	335,506
125,924	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	115,821
145,688	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50.	122,471
86,157	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	79,883
145,871	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	133,906

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2023 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$37,368	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	$34,278
187,373	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	178,264
202,127	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	186,988
332,584	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	323,096
1,132,855	Fannie Mae, Series 2022-61, Class D, 4.00%, 6/25/44	1,097,511
7,318	Fannie Mae, 4.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	7,150
9,775	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 6/25/23 @ 100*(b) (c)	8,787
174	Fannie Mae, 5.00%, 8/1/33, Pool #730856	175
81	Fannie Mae, 5.00%, 7/1/35, Pool #832198	82
1,313,058	Fannie Mae, Series 2023-19, Class BA, 5.00%, 12/25/50	1,286,362
107	Fannie Mae, 5.50%, 2/1/33, Pool #683351	110
70	Fannie Mae, 5.50%, 9/1/34, Pool #725773	72
808	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	817
18,025	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.87%, 8/25/42, Callable 6/25/23 @ 100*(b)	17,158
68,596	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	62,686
69,356	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	65,876
132,423	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	126,362
89,681	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	84,670
32,134	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	30,338
632	Freddie Mac, 5.13% (H15T1Y + 213 bps), 4/1/24, Pool #409624	625
163	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	162
180	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	182
747	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	755
492	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	511
5,061	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	5,188
147,324	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	129,299
204,016	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	194,357
80,777	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	77,066
9,361	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	9,135
15	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	15
2,519	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	2,554
235	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	235
		5,667,614

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
Total Mortgage Backed Securities (Cost $16,052,703)		$14,669,906
Corporate Bonds (19.1%)
Air Freight & Logistics (0.9%)
$1,075,150	United Airlines Pass Through Trust, Series 2020- 1, Class A, 5.88%, 10/15/27	1,062,420
Banks (3.3%)
2,475,000	Bank of America Corp., 3.31% (SOFR + 158 bps), 4/22/42, Callable 4/22/41 @ 100 *	1,852,680
1,350,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100 *	1,146,017
1,350,000	Wells Fargo & Co., 3.07% (SOFR + 253 bps), 4/30/41, Callable 4/30/40 @ 100 *	983,731
		3,982,428
Beverages (0.6%)
800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100*	724,006
Capital Markets (1.2%)
1,600,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,516,060
Electric Utilities (0.8%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	929,622
Electrical Equipment (0.8%)
1,250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100*	1,036,954
Financial Services (1.5%)
1,100,000	Jackson National Life Global Funding, 2.65%,6/21/24 (a)	1,059,304
770,000	Western Union Co. (The), 6.20%, 11/17/36	763,721
		1,823,025
Food Products (1.7%)
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 9/1/25 @ 100*	1,050,264
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100 *(a)	285,743
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	755,407
		2,091,414
Health Care Providers & Services (2.2%)
1,000,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	869,029
520,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	469,561
1,425,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100*	1,343,440
		2,682,030
Household Durables (0.9%)
1,120,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	1,093,538
Interactive Media & Services (1.0%)
1,300,000	Meta Platforms, Inc., 3.85%, 8/15/32, Callable 5/15/32 @ 100*	1,206,443
Oil, Gas & Consumable Fuels (0.7%)
900,000	Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100*	866,668
Passenger Airlines (0.8%)
1,049,258	Alaska Airlines 2020-1, 4.80%, 8/15/27 (a)	1,011,203
Semiconductors & Semiconductor (1.8%)
2,178,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100*	2,004,051

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2023 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Semiconductors & Semiconductor, continued:
$325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	$221,633
		2,225,684
Specialized REITs (0.9%)
1,255,000	SBA Tower Trust, 1.88%, 1/15/26, Callable 1/15/25 @ 100 *(a)	1,133,425
Total Corporate Bonds (Cost $26,956,098)		23,384,920

Taxable Municipal Bonds (5.9%)
Kentucky (0.6%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	670,837
Michigan (0.1%)
190,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @100	173,136
Oklahoma (2.0%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	468,964
450,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	374,275
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,555,173
		2,398,412
Pennsylvania (0.9%)
1,110,000	City of Bethlehem, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,107,837
Texas (2.3%)
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/26, PSF-GTD	1,011,524
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/27, PSF-GTD	1,021,120
785,000	Texas Transportation Commission State Highway Fund Revenue, 5.18%, 4/1/30	807,744
		2,840,388
Total Taxable Municipal Bonds (Cost $7,871,987)		7,190,610

U.S. Government Agency Securities (12.6%)
Federal Farm Credit Banks
1,000,000	1.32%, 9/9/30, Callable 6/13/23 @ 100 *	804,470

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Federal Farm Credit Banks, continued:
$1,625,000	2.00%, 9/27/33, Callable 6/13/23 @ 100 *	$1,292,765
1,565,000	2.13%, 4/19/34, Callable 6/13/23 @ 100 *	1,233,814
1,408,000	2.15%, 3/7/36, Callable 6/13/23 @ 100 *	1,062,332
1,350,000	2.23%, 3/12/35, Callable 6/13/23 @ 100 *	1,050,711
1,150,000	2.32%, 1/26/32, Callable 6/13/23 @ 100 *	962,700
1,220,000	2.75%, 2/2/37, Callable 6/13/23 @ 100 *	970,583
		7,377,375
Federal Home Loan Banks
1,100,000	1.00%, 10/29/29, Callable 7/29/23 @ 100 *(b)	957,528
1,000,000	1.00%, 2/11/36, Callable 8/11/23 @ 100 *(b)	744,429
1,345,000	1.25%, 10/8/30, Callable 6/13/23 @ 100 *	1,077,256
3,000,000	1.25%, 3/24/33, Callable 6/24/23 @ 100 *(b)	2,449,367
1,170,000	1.50%, 2/25/36, Callable 8/25/23 @ 100 *(b)	869,729
		6,098,309
Federal Home Loan Mortgage Corporation
862,113	Series 4893, 2.50%, 5/15/49	760,271
Federal National Mortgage Association
822,096	Series 2018-94, 3.50%, 1/25/49	771,013
460,074	Series 2022-35, 4.00%, 3/25/47	442,977
		1,213,990
Total U.S. Government Agency Securities (Cost $16,785,130)		15,449,945

U.S. Treasury Obligations (33.1%)
U.S. Treasury Bonds
5,704,000	1.75%,8/15/41	4,017,755
14,755,000	3.13%,8/15/44	12,816,677
		16,834,432
U.S. Treasury Notes
3,915,000	3.13%,8/31/29	3,779,351
8,156,000	4.13%,9/30/27	8,237,879
8,894,000	4.13%,11/15/32	9,220,577
2,395,000	4.25%,9/30/24	2,374,979
		23,612,786
Total U.S. Treasury Obligations (Cost $41,252,748)		40,447,218

Investment in Affiliates (6.3%)
7,764,880	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.93%(d)	7,764,880
Total Investment in Affiliates (Cost $7,764,880)		7,764,880

Total Investments (Cost $132,470,773) — 100.7%		123,210,604
Liabilities in excess of other assets — (0.7)%		(811,196)
Net Assets - 100.0%		$122,399,408

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2023.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2023.

(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2023.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

^	Represents less than 0.05%.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Amounts shown as “—“ are either 0 or round to less than 1.

AGM	Assured Guaranty Municipal Corporation

GO	General Obligation

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2023 (Unaudited)	Concluded

H15T1Y	1 Year Treasury Constant Maturity Rate
PSF-GTD	Public School Fund Guaranteed
SOFR	Secured Overnight Financing Rate

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities (12.8%)
$280,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	$248,080
250,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 8/1/23 @ 100*(a)	229,351
286,807	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	272,015
125,688	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 3/20/26 @ 100*(a)	117,279
250,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	238,071
300,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100*(a)	269,722
217,687	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(a)	190,915
226,875	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	212,171
143,753	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	114,476
Total Asset Backed Securities (Cost $2,095,115)		1,892,080
Mortgage Backed Securities† (13.8%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.5%)
42,908	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 6/25/23 @ 100*	29,669
150,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 11/10/23 @ 100*	148,511
2,480	Countrywide Alternative Loan Trust, Series 2005- 3CB, Class 1A4, 5.25%, 3/25/35, Callable 6/25/23 @ 100*	2,161
7,475	Countrywide Alternative Loan Trust, Series 2004- 5CB, Class 1A1, 6.00%, 5/25/34, Callable 6/25/23 @ 100*	7,424
61,143	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 6/25/23 @ 100*	27,833
6,379	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 6/25/23 @ 100*	6,198
3,767	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19, Callable 6/25/23 @ 100*	2,827
6,406	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 6/25/23 @ 100*	6,158
145	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 6/25/23 @ 100*	129
12,559	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 6/25/23 @ 100*	12,084
6,314	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 6/25/23 @ 100*	6,528

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$10,958	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 6/25/23 @ 100*	$10,811
19,370	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 6/25/23 @ 100*	19,125
318	Nomura Asset Acceptance Corp., Series 2005- WF1, Class 2A5, 5.66%, 3/25/35, Callable 6/25/23 @ 100*(b)(c)	311
31,301	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 2.89%, 10/25/40, Callable 6/25/23 @ 100*(a)(b)	19,462
20,296	Residential Accredit Loans, Inc., Series 2006- QS12, Class 1A2, 6.50%, 9/25/36, Callable 6/25/23 @ 100*	10,124
33,909	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 6/25/23 @ 100*	17,149
39,406	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 6/25/23 @ 100*	26,557
28,099	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 6/25/23 @ 100*	25,159
		378,220
Prime Adjustable Rate Mortgage Backed Securities (2.0%)
4,087	Banc of America Funding Trust, Series 2004-B, Class 5A1, 4.10%, 11/20/34, Callable 6/20/23 @ 100*(b)	3,895
2,568	Bear Stearns ARM Trust, Series 2004-9, Class 12A3, 3.95%, 11/25/34, Callable 6/25/23 @ 100*(b)	2,568
857	Bear Stearns ARM Trust, Series 2003-7, Class 4A, 4.23%, 10/25/33, Callable 6/25/23 @ 100*(b)	863
7,254	CHL Mortgage Pass-Through Trust, Series 2004-2, Class 2A1, 3.74%, 2/25/34, Callable 6/25/23 @ 100*(b)	5,991
6,862	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.75%, 4/25/37, Callable 6/25/23 @ 100*(b)	5,643
13,006	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.65%, 10/25/36, Callable 6/25/23 @ 100*(b)	9,751
2,540	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 4.01% (US0003M + 101 bps), 4/25/36, Callable 6/25/23 @ 100*	2,181
13,900	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 4.12%, 2/25/35, Callable 6/25/23 @ 100*(b)	13,051
162,300	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.18%, 9/25/35, Callable 6/25/23 @ 100*(b)	147,009
107,730	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.92%, 6/20/44, Callable 6/20/23 @ 100*(a)(b)	101,170
		292,122
Prime Fixed Mortgage Backed Securities (4.4%)
1,834	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 6/25/23 @ 100*(b)(c)	1,561

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$58,668	Angel Oak Mortgage Trust, Series 2019-5, Class A1, 2.59%, 10/25/49, Callable 6/25/23 @ 100*(a)(b)	$55,912
11,973	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 6/25/23 @ 100*	1,068
5,139	Citigroup Mortgage Loan Trust, Inc., Series 2005- 1, Class 3A1, 6.50%, 4/25/35	5,033
4,875	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM1, Class 1A3, 6.75%, 7/25/34, Callable 6/25/23 @ 100*	4,776
217	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 6/25/23 @ 100*	214
5,915	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 6/25/23 @ 100*	3,006
3,978	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19, Callable 6/25/23 @ 100*	3,689
9,911	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 6/25/23 @ 100*	9,706
208,211	Flagstar Mortgage Trust, Series 2021-4, Class A5, 2.50%, 6/1/51, Callable 4/25/47 @ 100*(a)(b)	179,940
11,179	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 8/25/31 @ 100*(a)(b)	10,265
116,448	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/50, Callable 11/25/27 @ 100*(a)(b)	98,580
129,808	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 6/25/23 @ 100*	122,851
69	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19, Callable 6/25/23 @ 100*	69
444	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 6/25/23 @ 100*	437
905	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 6/25/23 @ 100*	865
18,682	RAMP Trust, Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 9/25/29 @ 100*	14,847
6,896	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 6/25/23 @ 100*	6,682
37	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 6/28/23 @ 100*	37
631	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 6/25/23 @ 100*	597
229	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 6/25/23 @ 100*	225
148,184	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 5/25/47 @ 100*(a)(b)	128,249
		648,609

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities (0.7%)
$27,814	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 7/25/28 @ 100*(a)(b)	$26,920
74,532	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 6/25/28 @ 100*(a)(b)	71,262
		98,182
U.S. Government Agency Mortgage Backed Securities (4.2%)
51,558	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	47,804
49,824	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	45,704
19,245	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	18,383
100,711	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	93,168
97,819	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	95,028
1,315	Fannie Mae, 3.88% (US0012M + 163 bps), 9/1/33, Pool #739372	1,290
1,670	Fannie Mae, 4.11% (US0012M + 186 bps), 1/1/37, Pool #906675	1,637
76	Fannie Mae, 6.00%, 4/1/35, Pool #735503	79
468	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	480
8,186	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 6/25/23 @ 100*	8,573
266	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 6/25/23 @ 100*	278
43,907	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	41,254
27,561	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	26,067
37,831	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	35,932
159,122	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	143,298
5,109	Freddie Mac, 6.29% (H15T1Y + 225 bps), 8/1/34, Pool #755230	4,986
111	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24, Callable 6/15/23 @ 100*	111
387	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26, Callable 6/15/23 @ 100*	391
67,996	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	59,677
2,784	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	2,774
30	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	30
29	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	29
17	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	17
443	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	445

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,724	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	$1,739
		629,174
Total Mortgage Backed Securities (Cost $2,285,124)		2,046,307
Corporate Bonds (23.4%)
Air Freight & Logistics (1.2%)
186,858	United Airlines Pass Through Trust, Series 2020- 1, Class A, 5.88%, 10/15/27	184,645
Banks (3.1%)
310,000	Bank of America Corp., 1.90% (SOFR + 153 bps), 7/23/31, Callable 7/23/30 @ 100 *	246,570
250,000	Wells Fargo & Co., 2.88% (TSFR3M + 143 bps), 10/30/30, Callable 10/30/29 @ 100, MTN *	216,202
		462,772
Capital Markets (1.9%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	274,786
Diversified Telecommunication Services (2.0%)
310,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100*	300,589
Electric Utilities (1.7%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	255,646
Electrical Equipment (1.4%)
250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100*	207,391
Financial Services (2.0%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	288,901
Food Products (1.9%)
300,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	274,693
Health Care Providers & Services (3.7%)
225,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	195,532
370,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100*	348,823
		544,355
Household Durables (2.6%)
400,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	390,550
Semiconductors & Semiconductor (1.9%)
301,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100*	276,960
Total Corporate Bonds (Cost $3,916,026)		3,461,288

Taxable Municipal Bonds (8.4%)
Arizona (1.6%)
250,000	City of Glendale Arizona, Certificate participation, 0.90%,7/1/24	237,333
Colorado (1.9%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 0.86%, 11/1/23, GNMA: GOV. NATL MTGE ASSOCIATION	146,986
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 1.11%, 5/1/25, GNMA: GOV. NATL MTGE ASSOCIATION	138,896
		285,882

Shares or
Principal
Amount	Security Description	Value

Taxable Municipal Bonds, continued:
New York (1.8%)
$300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @ 100	$267,984
Rhode Island (2.6%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	385,064
Wisconsin (0.5%)
65,000	Public Financial Authority Revenue, 4.45%, 10/1/25, Insured by: AGC(a)	64,385
Total Taxable Municipal Bonds (Cost $1,316,095)		1,240,648
U.S. Government Agency Securities (9.6%)
Federal Farm Credit Banks
240,000	1.32%, 9/9/30, Callable 6/13/23 @ 100 *	193,073
250,000	2.32%, 1/26/32, Callable 6/13/23 @ 100 *	209,283
		402,356
Federal Farm Credit Banks Funding Corp.
350,000	2.12%, 5/23/31, Callable 6/13/23 @ 100 *	293,604
Federal Home Loan Banks
250,000	0.88%, 8/16/28, Callable 8/16/23 @ 100 *(b)	220,104
220,000	1.25%, 3/17/31, Callable 6/17/23 @ 100 *(b)	187,000
200,000	1.38%, 10/28/31, Callable 7/28/23 @ 100 *(b)	165,753
		572,857
Federal Home Loan Mortgage Corporation
150,000	2.50%, 6/27/25, Callable 6/27/23 @ 100 *(b)(c)	147,389
Total U.S. Government Agency Securities (Cost $1,501,162)		1,416,206
U.S. Treasury Obligations (26.8%)
U.S. Treasury Notes
350,000	3.13%,8/31/29	337,873
795,000	4.13%,9/30/27	802,981
643,000	4.13%,11/15/32	666,610
2,181,000	4.25%,9/30/24	2,162,768
Total U.S. Treasury Obligations (Cost $3,986,672)		3,970,232
Investment in Affiliates (4.8%)
713,455	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.93%(d)	713,455
Total Investment in Affiliates (Cost $713,455)		713,455
Total Investments (Cost $15,813,649) — 99.6%		14,740,216
Other assets in excess of liabilities — 0.4%		66,140
Net Assets - 100.0%		$14,806,356

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2023 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2023.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2023.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GNMA	Government National Mortgage Association
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Opportunistic Fund
May 31, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (22.0%)
Aerospace & Defense (0.3%)
706	Raytheon Technologies Corp.	$65,051
Automobile Components (0.0%^)
9	BorgWarner, Inc.	399
29	Gentex Corp.	762
116	Patrick Industries, Inc.	7,601
		8,762
Banks (0.0%^)
21	JPMorgan Chase & Co.	2,850
81	Pathward Financial, Inc.	3,559
		6,409
Beverages (1.0%)
7	Coca-Cola Consolidated, Inc.	4,632
41	Constellation Brands, Inc., Class A	9,962
123	Monster Beverage Corp.(a)	7,210
626	PepsiCo, Inc.	114,151
1,674	The Coca-Cola Co.	99,871
		235,826
Biotechnology (0.6%)
866	AbbVie, Inc.	119,474
17	Alnylam Pharmaceuticals, Inc.(a)	3,145
8	Biogen, Inc.(a)	2,371
100	Exact Sciences Corp.(a)	8,158
4	Neurocrine Biosciences, Inc.(a)	358
30	Vertex Pharmaceuticals, Inc.(a)	9,707
		143,213
Broadline Retail (0.0%^)
37	Amazon.com, Inc.(a)	4,461
12	Dillard’s, Inc., Class A	3,304
		7,765
Building Products (0.0%^)
11	Allegion PLC.	1,152
3	Lennox International, Inc.	826
46	Simpson Manufacturing Co, Inc.	5,437
		7,415
Capital Markets (0.6%)
125	Artisan Partners Asset Management, Inc., Class A	4,000
84	BlackRock, Inc.	55,234
98	Federated Hermes, Inc.	3,374
28	Intercontinental Exchange, Inc.	2,967
814	Morgan Stanley	66,553
1	MSCI, Inc.	471
21	Nasdaq, Inc.	1,162
52	PJT Partners, Inc., Class A	3,505
34	The Bank of New York Mellon Corp.	1,367
6	The Goldman Sachs Group, Inc.	1,943
31	Virtu Financial, Inc., Class A	545
40	Virtus Investment Partners, Inc.	7,631
		148,752
Chemicals (0.4%)
204	AdvanSix, Inc.	6,712
34	Axalta Coating Systems, Ltd.(a)	986
14	CF Industries Holdings, Inc.	861
24	Corteva, Inc.	1,284
1,596	Dow, Inc.	77,853
4	Eastman Chemical Co.	308
12	Ecolab, Inc.	1,981
93	Hawkins, Inc.	4,365
108	Koppers Holdings, Inc.	3,128
283	LSB Industries, Inc.(a)	2,632
		100,110

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Commercial Services & Supplies (0.0%^)
8	Cintas Corp.	$3,777
9	Republic Services, Inc.	1,275
		5,052
Communications Equipment (0.4%)
58	Arista Networks, Inc.(a)	9,648
1,675	Cisco Systems, Inc.	83,197
6	F5, Inc.(a)	885
2	Motorola Solutions, Inc.	564
		94,294
Construction & Engineering (0.0%^)
16	MDU Resources Group, Inc.	467
7	Quanta Services, Inc.	1,243
118	Sterling Infrastructure, Inc.(a)	5,436
		7,146
Construction Materials (0.0%^)
7	Vulcan Materials Co.	1,369
Consumer Finance (0.1%)
105	Bread Financial Holdings, Inc.	2,959
25	Discover Financial Services	2,568
161	Enova International, Inc.(a)	7,490
19	OneMain Holdings, Inc.	719
55	Synchrony Financial	1,703
		15,439
Consumer Staples Distribution & Retail (0.1%)
65	Albertsons Cos., Inc., Class A	1,324
7	Costco Wholesale Corp.	3,581
81	Ingles Markets, Inc., Class A	6,502
137	SpartanNash Co.	3,137
		14,544
Containers & Packaging (0.3%)
40	Ball Corp.	2,046
26	Berry Global Group, Inc.	1,488
478	Packaging Corp. of America	59,286
		62,820
Diversified Consumer Services (0.0%^)
5	Bright Horizons Family Solutions, Inc.(a)	428
12	Grand Canyon Education, Inc.(a)	1,257
		1,685
Diversified Telecommunication Services (0.0%^)
188	Echostar Corp., Class A(a)	2,965
8	Frontier Communications Parent, Inc.(a)	119
		3,084
Electric Utilities (1.3%)
1,108	American Electric Power Co., Inc.	92,097
1,229	Duke Energy Corp.	109,737
1,979	FirstEnergy Corp.	73,995
48	MGE Energy, Inc.	3,444
73	NextEra Energy, Inc.	5,363
93	Otter Tail Corp.	6,902
42	PPL Corp.	1,100
7	Xcel Energy, Inc.	457
		293,095
Electrical Equipment (0.3%)
10	Acuity Brands, Inc.	1,507
33	Atkore, Inc.(a)	3,853
759	Emerson Electric Co.	58,959
25	Encore Wire Corp.	4,092
9	Regal-Rexnord Corp.	1,169
15	Rockwell Automation, Inc.	4,179
		73,759

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Opportunistic Fund
May 31, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Electronic Equipment, Instruments & Components (0.3%)
107	Amphenol Corp., Class A	$8,073
15	CDW Corp.	2,575
1,842	Corning, Inc.	56,752
48	Keysight Technologies, Inc.(a)	7,767
79	Sanmina Corp.(a)	4,190
		79,357
Energy Equipment & Services (0.2%)
1,601	Baker Hughes Co.	43,627
105	Schlumberger NV	4,497
		48,124
Entertainment (0.0%^)
21	The Walt Disney Co.(a)	1,847
Financial Services (0.1%)
10	Berkshire Hathaway, Inc.,Class B(a)	3,211
183	International Money Express, Inc.(a)	4,264
9	Mastercard, Inc., Class A	3,285
165	NMI Holdings, Inc., Class A(a)	4,150
14	Voya Financial, Inc.	949
		15,859
Food Products (0.1%)
66	Cal-Maine Foods, Inc.	3,138
12	Ingredion, Inc.	1,255
6	Kellogg Co.	401
5	Lamb Weston Holdings, Inc.	556
20	Lancaster Colony Corp.	3,932
6	Post Holdings, Inc.(a)	510
7	The J M Smucker Co.	1,026
		10,818
Gas Utilities (0.0%^)
26	Chesapeake Utilities Corp.	3,320
10	National Fuel Gas Co.	509
43	ONE Gas, Inc.	3,481
		7,310
Ground Transportation (0.1%)
48	ArcBest Corp.	4,022
9	Old Dominion Freight Line, Inc.	2,794
216	Uber Technologies, Inc.(a)	8,193
12	Union Pacific Corp.	2,310
		17,319
Health Care Equipment & Supplies (0.5%)
31	Abbott Laboratories	3,162
36	Dexcom, Inc.(a)	4,221
11	Hologic, Inc.(a)	868
3	IDEXX Laboratories, Inc.(a)	1,394
32	Inspire Medical Systems, Inc.(a)	9,360
25	Insulet Corp.(a)	6,856
17	Intuitive Surgical, Inc.(a)	5,233
44	Lantheus Holdings, Inc.(a)	3,810
806	Medtronic PLC.	66,705
14	QuidelOrtho Corp.(a)	1,192
65	STAAR Surgical Co.(a)	3,771
11	Stryker Corp.	3,032
1	Teleflex, Inc.	235
		109,839
Health Care Providers & Services (2.2%)
85	AMN Healthcare Services, Inc.(a)	8,072
1,052	Cardinal Health, Inc.	86,580
2	Chemed Corp.	1,067
4	Elevance Health, Inc.	1,791
121	Fulgent Genetics, Inc.(a)	4,812
1,000	McKesson Corp.	390,840

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Health Care Providers & Services, continued:
84	National Research Corp.	$3,772
111	Option Care Health, Inc.(a)	3,058
145	Select Medical Holdings Corp.	3,969
43	The Ensign Group, Inc.	3,810
		507,771
Health Care REITs (0.0%^)
45	Omega Healthcare Investors, Inc.	1,341
Health Care Technology (0.0%^)
129	Computer Programs & System, Inc.(a)	3,078
19	Definitive Healthcare Corp.(a)	185
70	Teladoc Health, Inc.(a)	1,621
9	Veeva Systems, Inc., Class A(a)	1,491
		6,375
Hotels, Restaurants & Leisure (0.4%)
35	Airbnb, Inc., Class A(a)	3,842
3	Chipotle Mexican Grill, Inc.(a)	6,229
2	Darden Restaurants, Inc.	317
9	Domino's Pizza, Inc.	2,609
226	Everi Holdings,Inc.(a)	3,141
4	Expedia Group,Inc.(a)	383
248	McDonald's Corp.	70,707
22	Starbucks Corp.	2,148
3	Vail Resorts, Inc.	730
		90,106
Household Durables (0.0%^)
20	Lennar Corp., Class A	2,142
Household Products (0.3%)
34	Church & Dwight Co., Inc.	3,143
5	The Clorox Co.	791
426	The Procter & Gamble Co.	60,705
		64,639
Independent Power and Renewable Electricity Producers (0.0%^)
71	The AES Corp.	1,402
Industrial Conglomerates (0.0%^)
14	Honeywell International, Inc.	2,682
Industrial REITs (0.4%)
2,518	STAG Industrial, Inc.	87,626
Insurance (0.1%)
5	Aflac, Inc.	321
96	American Equity Investment Life Holding Co.	3,787
2	Arthur J Gallagher & Co.	401
13	Fidelity National Financial, Inc.	444
25	Lincoln National Corp.	523
22	Prudential Financial, Inc.	1,731
5	The Hanover Insurance Group, Inc.	557
15	The Hartford Financial Services Group, Inc.	1,028
57	Unum Group	2,477
		11,269
Interactive Media & Services (0.0%^)
14	Alphabet, Inc., Class A(a)	1,720
17	Alphabet, Inc., Class C(a)	2,098
126	Yelp, Inc.(a)	4,221
		8,039
IT Services (0.0%^)
9	Accenture PLC, Class A	2,753
46	DXC Technology Co.(a)	1,151
3	EPAM Systems, Inc.(a)	770
245	The Hackett Group, Inc.	4,751
2	VeriSign, Inc.(a)	447
		9,872

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Opportunistic Fund
May 31, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Leisure Products (0.0%^)
11	Hasbro, Inc.	$653
Life Sciences Tools & Services (0.1%)
1	Agilent Technologies, Inc.	116
6	Charles River Laboratories International, Inc.(a)	1,160
38	IQVIA Holdings,Inc.(a)	7,483
19	Medpace Holdings, Inc.(a)	3,932
1	Mettler-Toledo International, Inc.(a)	1,322
231	Stevanato Group SpA	6,216
4	Thermo Fisher Scientific, Inc.	2,034
5	Waters Corp.(a)	1,256
		23,519
Machinery (0.1%)
39	Allison Transmission Holdings, Inc.	1,845
14	Graco, Inc.	1,071
3	IDEX Corp.	598
67	Mueller Industries, Inc.	4,975
1	Parker-Hannifin Corp.	320
3	Snap-on, Inc.	747
13	The Timken Co.	930
11	The Toro Co.	1,076
		11,562
Marine Transportation (0.0%^)
77	Matson, Inc.	5,261
Media (0.1%)
179	AMC Networks, Inc., Class A(a)	2,024
2	Cable One, Inc.	1,224
87	John Wiley & Sons, Inc., Class A	3,132
97	TechTarget, Inc.(a)	3,370
61	The Interpublic Group of Cos., Inc.	2,269
164	Thryv Holdings, Inc.(a)	3,821
		15,840
Metals & Mining (1.7%)
75	Commercial Metals Co.	3,206
242	Constellium SE(a)	3,606
9,529	Newmont Corp.	386,401
10	Reliance Steel & Aluminum Co.	2,347
99	Ryerson Holding Corp.	3,365
		398,925
Multi-Utilities (0.0%^)
59	NorthWestern Corp.	3,339
34	Public Service Enterprise Group, Inc.	2,031
62	Unitil Corp.	3,267
18	WEC Energy Group, Inc.	1,572
		10,209
Office REITs (0.0%^)
9	SL Green Realty Corp.	208
Oil, Gas & Consumable Fuels (3.0%)
136	Callon Petroleum Co.(a)	4,166
5	Cheniere Energy, Inc.	699
75	Chord Energy Corp.	10,728
74	Civitas Resources, Inc.	4,943
2,695	Coterra Energy, Inc.	62,659
15,000	Delek US Holdings, Inc.	330,300
8	Devon Energy Corp.	369
21	EQT Corp.	730
242	Magnolia Oil & Gas Corp., Class A	4,678
97	Matador Resources Co.	4,265
171	Northern Oil and Gas, Inc.	5,115
1,493	ONEOK, Inc.	84,593
115	PBF Energy, Inc., Class A	4,233
1,047	Phillips 66	95,916

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
351	Pioneer Natural Resources Co.	$70,003
		683,397
Passenger Airlines (0.0%^)
10	Southwest Airlines Co.	299
Personal Care Products (0.0%^)
35	Medifast, Inc.	2,754
61	USANA Health Sciences, Inc.(a)	3,701
		6,455
Pharmaceuticals (3.1%)
1,255	AstraZeneca PLC ADR	91,715
345	Innoviva, Inc.(a)	4,654
3,025	Johnson & Johnson	469,057
1,208	Merck & Co., Inc.	133,375
64	Prestige Consumer Healthcare, Inc.(a)	3,663
98	Supernus Pharmaceuticals, Inc.(a)	3,248
56	Viatris, Inc.	512
37	Zoetis, Inc.	6,031
		712,255
Professional Services (0.1%)
85	CSG Systems International, Inc.	4,078
24	Jacobs Solutions, Inc.	2,630
79	Kforce, Inc.	4,550
9	Robert Half International, Inc.	585
119	TTEC Holdings, Inc.	3,775
		15,618
Real Estate Management & Development (0.1%)
213	Cushman & Wakefield PLC(a)	1,689
160	Marcus & Millichap, Inc.	4,696
347	Newmark Group, Inc., Class A	1,985
149	RE/MAX Holdings, Inc.	2,785
188	The RMR Group, Inc., Class A	4,047
		15,202
Residential REITs (0.0%^)
67	American Homes 4 Rent, Class A	2,297
17	Equity LifeStyle Properties, Inc.	1,074
3	Sun Communities, Inc.	380
		3,751
Retail REITs (0.0%^)
144	Tanger Factory Outlet Centers, Inc.	2,933
Semiconductors & Semiconductor Equipment (0.4%)
180	Amkor Technology, Inc.	4,460
89	Broadcom, Inc.	71,909
13	Microchip Technology, Inc.	978
19	NXP Semiconductors NV	3,403
22	Qorvo,Inc.(a)	2,140
8	Texas Instruments, Inc.	1,391
		84,281
Software (0.3%)
13	Cadence Design Systems, Inc.(a)	3,002
81	CommVault Systems, Inc.(a)	5,645
41	Fortinet, Inc.(a)	2,801
5	Intuit, Inc.	2,096
8	Manhattan Associates, Inc.(a)	1,451
20	Microsoft Corp.	6,568
52	Palo Alto Networks, Inc.(a)	11,096
83	Progress Software Corp.	4,980
39	Qualys, Inc.(a)	4,924
39	Splunk, Inc.(a)	3,872
32	SPS Commerce, Inc.(a)	4,986
2	Synopsys, Inc.(a)	910
128	Tenable Holdings, Inc.(a)	5,247

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Opportunistic Fund
May 31, 2023 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Software, continued:
21	Teradata Corp.(a)	$984
		58,562
Specialized REITs (0.1%)
74	CubeSmart	3,288
11	Lamar Advertising Co., Class A	989
17	Life Storage, Inc.	2,166
116	PotlatchDeltic Corp.	5,397
12	Weyerhaeuser Co.	344
		12,184
Specialty Retail (0.4%)
18	Asbury Automotive Group, Inc.(a)	3,764
17	AutoNation, Inc.(a)	2,226
1	AutoZone, Inc.(a)	2,387
19	Group 1 Automotive, Inc.	4,247
60	Hibbett, Inc.	2,161
11	Lowe's Cos., Inc.	2,212
3	O'Reilly Automotive, Inc.(a)	2,710
163	Shoe Carnival, Inc.	3,190
111	The Buckle, Inc.	3,409
188	The Home Depot, Inc.	53,288
10	Tractor Supply Co.	2,096
14	Winmark Corp.	4,564
		86,254
Technology Hardware, Storage & Peripherals (0.1%)
33	Apple, Inc.	5,849
178	Pure Storage, Inc.(a)	5,125
		10,974
Textiles, Apparel & Luxury Goods (0.0%^)
15	Lululemon Athletica, Inc.(a)	4,979
Trading Companies & Distributors (0.5%)
18	Air Lease Corp.	684
74	Boise Cascade Co.	5,315
1,049	MSC Industrial Direct Co., Inc.	94,326
104	Titan Machinery, Inc.(a)	2,626
3	Watsco, Inc.	973
		103,924
Water Utilities (0.0%^)
39	American States Water Co.	3,464
5	American Water Works Co., Inc.	722
		4,186
Wireless Telecommunication Services (1.8%)
3,028	T-Mobile US, Inc.(a)	415,593
Total Common Stocks (Cost $5,164,917)		5,066,351

Asset Backed Securities (4.2%)

$250,000	Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B1, 7.05% (US0001M + 203 bps), 2/28/41, Callable 6/28/23 @ 100*	245,217
377,019	Centex Home Equity Loan Trust, Series 2005-A, Class M3, 5.96% (US0001M + 83 bps), 1/25/35, Callable 6/25/23 @ 100*	352,095
384,721	CHEC Loan Trust, Series 2004-1, Class A3, 6.14% (US0001M + 100 bps), 7/25/34, Callable 6/25/23 @ 100*(b)	365,653
Total Asset Backed Securities (Cost $956,533)		962,965

Mortgage Backed Securities† (6.3%)
Prime Adjustable Rate Mortgage Backed Securities (6.3%)
355,000	Mello Warehouse Securitization Trust, Series 2021-3, Class E, 8.39% (US0001M + 325 bps), 11/25/55(b)	347,136

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$115,575	PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, 7.92% (US0001M + 290 bps), 2/27/24, Callable 2/25/24 @ 100*(b)	$112,912
350,000	PNMAC GMSR ISSUER TRUST, Series 2018-GT2, Class A, 7.79% (US0001M + 265 bps), 8/25/25, Callable 8/25/23 @ 100*(b)	345,764
350,000	PNMAC GMSR ISSUER TRUST, Series 2018-GT1, Class A, 8.99% (US0001M + 285 bps), 2/25/25(b)	348,718
319,938	Sequoia Mortgage Trust, Series 2007-2, Class 1A1, 5.57% (US0001M + 42 bps), 6/20/36, Callable 6/20/23 @ 100*	296,018
Total Mortgage Backed Securities (Cost $1,455,199)		1,450,548

Corporate Bonds (2.9%)
Banks (1.4%)
400,000	Truist Financial Corp., 4.80%, , Callable 9/1/24 @ 100 *(c),(d)	334,000
Capital Markets (1.5%)
415,000	Charles Schwab Corp. (The), 4.00%, , Callable 6/1/26 @ 100 *(c),(d)	339,138
Total Corporate Bonds (Cost $702,160)		673,138

U.S. Treasury Obligations (29.1%)
U.S. Treasury Bonds
7,000,000	3.63%,5/15/53	6,713,437
Total U.S. Treasury Obligations (Cost $6,761,436)		6,713,437

Investment Companies (1.4%)
8,000	AXS Short Innovation ETF	315,760
Total Investment Companies (Cost $330,960)		315,760

Investment in Affiliates (33.7%)
7,766,842	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.93%(e)	7,766,842
Total Investment in Affiliates (Cost $7,766,842)		7,766,842

Total Investments (Cost $23,138,047) — 99.6%		22,949,041
Other assets in excess of liabilities — 0.4%		102,736
Net Assets - 100.0%.		$23,051,777

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Opportunistic Fund
May 31, 2023 (Unaudited)	Concluded

(a)	Non-income producing security.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2023.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future

(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2023.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represent less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	World Energy Fund
May 31, 2023 (Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (91.6%)
Aerospace & Defense (1.1%)
13,000	BWX Technologies, Inc.	$784,160
Chemicals (0.8%)
3,000	Albemarle Corp.	580,590
Electric Utilities (0.1%)
46	ALLETE, Inc.	2,740
151	Duke Energy Corp.	13,483
24	Eversource Energy	1,661
79	Fortis, Inc.	3,323
11	IDACORP, Inc.	1,145
31	MGE Energy, Inc.	2,224
478	NextEra Energy, Inc.	35,114
66	Otter Tail Corp.	4,898
209	The Southern Co.	14,578
23	Xcel Energy, Inc.	1,502
		80,668
Electrical Equipment (1.1%)
80,000	Vestas Wind Systems A/S ADR(a)	758,400
Energy Equipment & Services (19.1%)
60,465	Baker Hughes Co.	1,647,671
195,000	Diamond Offshore Drilling, Inc.(a)	2,135,250
474	Halliburton Co.	13,580
60,000	Noble Corp. PLC(a)	2,264,400
40,729	Schlumberger NV	1,744,423
40,785	Tenaris SA ADR	1,009,837
30,000	Valaris, Ltd.(a)	1,731,900
50,000	Weatherford International PLC(a)	2,822,000
		13,369,061
Gas Utilities (0.0%^)
34	Brookfield Infrastructure Corp., Class A	1,567
20	Chesapeake Utilities Corp.	2,554
81	National Fuel Gas Co.	4,124
		8,245
Independent Power and Renewable Electricity Producers (0.0%^)
132	Ormat Technologies, Inc.	11,233
15	Sunnova Energy International, Inc.(a)	265
86	TransAlta Corp.	828
		12,326
Metals & Mining (1.1%)
11,000	Southern Copper Corp.	734,470
Multi-Utilities (0.2%)
40	CMS Energy Corp.	2,319
496	Dominion Resources, Inc.	24,939
61	DTE Energy Co.	6,564
601	National Grid PLC ADR	41,679
212	Sempra Energy	30,428
36	WEC Energy Group, Inc.	3,145
		109,074
Oil, Gas & Consumable Fuels (66.9%)
77,400	APA Corp.	2,459,772
87,901	BP PLC ADR.	2,963,143
50,000	Cameco Corp.	1,392,000
177	Canadian Natural Resources, Ltd.	9,537
9,000	Cheniere Energy, Inc.	1,257,930
276	Chevron Corp.	41,571
170,000	Comstock Resources, Inc.	1,584,400
42,202	ConocoPhillips	4,190,659
145,000	Delek US Holdings, Inc.	3,192,900
20,000	Diamondback Energy, Inc.	2,543,000
63,710	Enbridge, Inc.	2,242,592
80,000	Eni SpA ADR	2,124,800
90	EOG Resources, Inc.	9,656

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
5,400	Exxon Mobil Corp.	$551,772
36,000	Hess Corp.	4,560,120
145,000	Marathon Oil Corp.	3,213,200
8,461	Marathon Petroleum Corp.	887,643
15,000	Occidental Petroleum Corp.	864,900
27,065	ONEOK, Inc.	1,533,503
4,455	Phillips 66	408,122
12,000	Pioneer Natural Resources Co.	2,393,280
78,398	Shell PLC ADR	4,390,288
21,768	TC Energy Corp.	847,646
410	Texas Pacific Land Corp.	534,517
12,020	The Williams Cos., Inc.	344,493
3,276	TotalEnergies SE ADR	184,439
7,302	Valero Energy Corp.	781,606
60,000	Woodside Energy Group, Ltd. ADR	1,324,800
		46,832,289
Semiconductors & Semiconductor Equipment (1.0%)
2,500	SolarEdge Technologies, Inc.(a)	712,075
Water Utilities (0.2%)
282	American States Water Co.	25,047
412	American Water Works Co., Inc.	59,513
38	California Water Service Group	2,163
609	Essential Utilities, Inc.	24,811
49	Middlesex Water Co.	3,987
11	The York Water Co.	466
		115,987
Total Common Stocks (Cost $59,914,662)		64,097,345

Corporate Bonds (5.9%)
Energy Equipment & Services (3.0%)
$900,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27, Callable 9/15/27 @ 100 *	842,576
400,000	Schlumberger Holdings Corp., 3.90%, 5/17/28, Callable 2/17/28 @ 100 *(b)	379,327
900,000	Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @ 104 *(b)	893,610
		2,115,513
Oil, Gas & Consumable Fuels (2.9%)
725,000	Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26 @ 100 *	648,299
432,000	Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100 *	380,620
550,000	Matador Resources Co., 5.88%, 9/15/26, Callable 6/22/23 @ 103 *	530,997
400,000	Range Resources Corp., 8.25%, 1/15/29, Callable 1/15/24 @ 104 *	416,590
		1,976,506
Total Corporate Bonds (Cost $4,225,464)		4,092,019

Investment in Affiliates (1.8%)
1,256,507	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.93%(c)	1,256,507
Total Investment in Affiliates (Cost $1,256,507)		1,256,507

Total Investments (Cost $65,396,633) — 99.3%		69,445,871
Other assets in excess of liabilities — 0.7%		519,229
Net Assets - 100.0%		$69,965,100

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	World Energy Fund
May 31, 2023 (Unaudited)	Concluded

The Adviser has determined that 56.4% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represent less than 0.05%.

ADR	American Depositary Receipt

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
May 31, 2023 (Unaudited)

Shares	Security Description	Value

Common Stocks (92.4%)
Aerospace & Defense (0.6%)
342	Mercury Systems, Inc.(a)	$13,882
Air Freight & Logistics (2.2%)
28	Expeditors International of Washington, Inc.	3,089
858	Gxo Logistics, Inc.(a)	47,979
		51,068
Automobile Components (0.6%)
299	BorgWarner, Inc.	13,255
Biotechnology (2.5%)
139	Exact Sciences Corp.(a)	11,340
517	Neurocrine Biosciences, Inc.(a)	46,287
		57,627
Broadline Retail (2.5%)
296	Etsy, Inc.(a)	23,991
1,339	Kohl's Corp.	24,531
631	Nordstrom, Inc.	9,654
		58,176
Capital Markets (4.5%)
155	Affiliated Managers Group, Inc.	21,559
681	Janus Henderson Group PLC	17,897
232	LPL Financial Holdings, Inc.	45,189
40	MSCI, Inc.	18,821
		103,466
Chemicals (1.9%)
54	Albemarle Corp.	10,451
312	Celanese Corp., Class A	32,454
		42,905
Commercial Services & Supplies (0.2%)
129	Stericycle, Inc.(a)	5,437
Communications Equipment (3.8%)
203	Arista Networks, Inc.(a)	33,767
1,010	Lumentum Holdings, Inc.(a)	53,429
		87,196
Construction & Engineering (0.4%)
282	MDU Resources Group, Inc.	8,229
Consumer Staples Distribution & Retail (0.7%)
76	Casey's General Stores, Inc.	17,149
Containers & Packaging (2.7%)
504	AptarGroup, Inc.	56,695
108	Ball Corp.	5,525
		62,220
Diversified Telecommunication Services (0.1%)
106	Frontier Communications Parent, Inc.(a)	1,577
Electric Utilities (2.5%)
109	Alliant Energy Corp.	5,609
785	Xcel Energy, Inc.	51,253
		56,862
Electrical Equipment (2.3%)
206	Acuity Brands, Inc.	31,042
519	nVent Electric PLC	22,514
		53,556
Electronic Equipment, Instruments & Components (0.6%)
76	CDW Corp.	13,048
Energy Equipment & Services (1.8%)
1,481	Baker Hughes Co.	40,357
Entertainment (1.9%)
349	Electronic Arts, Inc.	44,672
Financial Services (0.8%)
279	Voya Financial, Inc.	18,916
Food Products (3.2%)
332	Conagra Brands, Inc.	11,577
282	Darling Ingredients, Inc.(a)	17,873
661	Kellogg Co.	44,135
		73,585

Shares	Security Description	Value

Common Stocks, continued:
Health Care Equipment & Supplies (3.8%)
375	Hologic, Inc.(a)	$29,584
332	ICU Medical, Inc.(a)	58,063
		87,647
Health Care Providers & Services (0.5%)
99	Encompass Health Corp.	6,140
163	Guardant Health, Inc.(a)	4,779
		10,919
Health Care REITs (2.7%)
1,610	Healthpeak Properties, Inc.	32,136
968	Omega Healthcare Investors, Inc.	28,856
		60,992
Hotels, Restaurants & Leisure (2.6%)
233	Aramark	9,199
24	Chipotle Mexican Grill, Inc.(a)	49,836
		59,035
Household Products (2.2%)
318	The Clorox Co.	50,301
Independent Power and Renewable Electricity Producers (0.6%)
700	The AES Corp.	13,818
Insurance (6.0%)
395	Axis Capital Holdings, Ltd.	20,500
87	Principal Financial Group, Inc.	5,695
64	Reinsurance Group of America, Inc.	8,960
751	The Hartford Financial Services Group, Inc.	51,459
1,174	Unum Group	51,010
		137,624
IT Services (1.8%)
452	Akamai Technologies, Inc.(a)	41,638
Life Sciences Tools & Services (2.8%)
244	Repligen Corp.(a)	40,972
68	West Pharmaceutical Services, Inc.	22,755
		63,727
Machinery (4.3%)
1,282	Gates Industrial Corp. PLC(a)	15,025
587	Otis Worldwide Corp.	46,672
248	The Timken Co.	17,744
209	The Toro Co.	20,447
		99,888
Media (1.4%)
113	New York Times Co.	4,002
787	The Interpublic Group of Cos., Inc.	29,269
		33,271
Multi-Utilities (1.5%)
491	CenterPoint Energy, Inc.	13,851
328	Public Service Enterprise Group, Inc.	19,598
		33,449
Oil, Gas & Consumable Fuels (4.0%)
239	Cheniere Energy, Inc.	33,405
1,712	EQT Corp.	59,526
		92,931
Professional Services (5.2%)
1,190	Genpact, Ltd.	43,768
109	Leidos Holdings, Inc.	8,509
416	ManpowerGroup, Inc.	29,191
277	Science Applications International Corp.	26,960
54	Verisk Analytics, Inc.	11,832
		120,260
Real Estate Management & Development (0.6%)
99	Jones Lang LaSalle, Inc.(a)	13,894
Residential REITs (2.4%)
257	Essex Property Trust, Inc.	55,527
Semiconductors & Semiconductor Equipment (1.0%)
279	ON Semiconductor Corp.(a)	23,324

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
May 31, 2023 (Unaudited)	Concluded

Shares	Security Description	Value

Common Stocks, continued:
Software (8.5%)
340	Dropbox, Inc., Class A(a)	$7,827
593	Fortinet, Inc.(a)	40,520
188	Hubspot, Inc.(a)	97,382
1,085	Teradata Corp.(a)	50,843
		196,572
Specialty Retail (1.1%)
60	RH(a)	14,699
93	Ross Stores, Inc.	9,637
		24,336
Technology Hardware, Storage & Peripherals (0.6%)
443	HP, Inc.	12,874
Textiles, Apparel & Luxury Goods (1.7%)
27	Deckers Outdoor Corp.(a)	12,825

Shares	Security Description	Value

Common Stocks, continued:
Textiles, Apparel & Luxury Goods, continued:
642	Tapestry, Inc.	$25,693
		38,518
Trading Companies & Distributors (0.6%)
388	Air Lease Corp.	14,752
Water Utilities (0.7%)
115	American Water Works Co., Inc.	16,612
Total Common Stocks (Cost $2,057,858)		2,125,092

Investment in Affiliates (6.5%)
149,251	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.93%(b)	149,251
Total Investment in Affiliates (Cost $149,251)		149,251

Total Investments (Cost $2,207,109) — 98.9%		2,274,343
Other assets in excess of liabilities — 1.1%		25,987
Net Assets - 100.0%		$2,300,330

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2023.

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
May 31, 2023 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (25.9%)
Prime Fixed Mortgage Backed Securities (3.8%)
$356,607	Brean Asset Backed Securities Trust, Series 2021- RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100*(a)	$221,494
U.S. Government Agency Mortgage Backed Securities (22.1%)
90,000	Fannie Mae, 2.13%, 4/24/26	85,229
303,325	Fannie Mae, 4.50%, 10/1/52, Pool #MA4784	293,231
163,505	Fannie Mae, 5.50%, 12/1/52, Pool #MA4842	163,783
243,511	Freddie Mac, 4.00%, 11/1/52, Pool #SD8265	230,042
204,986	Freddie Mac, 5.00%, 10/1/52, Pool #SD8258	201,810
78,649	Freddie Mac, 5.50%, 4/1/53, Pool #SD8316	78,693
265,355	Government National Mortgage Assoc., 3.50%,10/20/52, Pool #MA8345	245,727
		1,298,515
Total Mortgage Backed Securities (Cost $1,620,758)		1,520,009

Corporate Bonds (51.8%)
Aerospace & Defense (4.5%)
180,000	Embraer Netherlands Finance BV, 5.40%, 2/1/27	172,836
90,000	The Boeing Co., 5.04%, 5/1/27, Callable 3/1/27 @ 100 *	89,288
		262,124
Automobiles (0.8%)
60,000	Ford Motor Co., 3.25%, 2/12/32, Callable 11/12/31 @ 100 *	45,593
Banks (7.6%)
90,000	Bank of America Corp., 3.42% (US0003M + 104 bps), 12/20/28, Callable 12/20/27 @ 100 *	82,792
90,000	Citigroup, Inc., 4.60%, 3/9/26	87,838
90,000	JPMorgan Chase & Co., 3.63%, 12/1/27, Callable 12/1/26 @ 100 *	85,061
90,000	JPMorgan Chase & Co., 6.40%, 5/15/38	100,513
90,000	Wachovia Corp., 5.50%, 8/1/35	88,592
		444,796
Capital Markets (4.5%)
90,000	Morgan Stanley, 4.43% (US0003M + 163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN *	86,456
90,000	The Goldman Sachs Group, Inc., 4.25%, 10/21/25	87,696

90,000	The Goldman Sachs Group, Inc., 5.71% (SOFR + 82 bps), 9/10/27, Callable 9/10/26 @ 100 *	88,517
		262,669
Chemicals (6.6%)
200,000	Corp. Andina de Fomento, 4.75%, 4/1/26	198,252
200,000	Orbia Advance Corp. SAB de CV, 4.00%, 10/4/27, Callable 7/4/27 @ 100 *(b)	188,974
		387,226
Consumer Discretionary Services (3.3%)
200,000	Arcos Dorados BV, 6.13%, 5/27/29, Callable 5/27/26 @ 103 *(b)	195,392
Diversified Telecommunication (3.1%)

90,000	AT&T, Inc., 6.33% (US0003M + 118 bps), 6/12/24	90,810
90,000	Verizon Communications, Inc., 6.42% (US0003M + 110 bps), 5/15/25, Callable 3/15/25 @ 100 *	90,824
		181,634
Ground Transportation (0.7%)
45,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100 *	42,657
Health Care Providers & Services (0.7%)
45,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100 *	43,833

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Media (1.1%)
$70,000	Paramount Global, 4.95%, 1/15/31, Callable 10/15/30 @ 100 *	$62,760
Metals & Mining (7.3%)
80,000	Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable 4/15/26 @ 103 *(b)	75,561
90,000	Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 102 *	75,676
90,000	Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 3/1/25 @ 102 *	82,561
200,000	Indonesia Asahan Aluminium Persero PT, 4.75%, 5/15/25, Callable 4/15/25 @ 100 *(b)	196,328
		430,126
Oil, Gas & Consumable Fuels (3.8%)
90,000	Kinder Morgan Energy Partners LP, 5.63%, 9/1/41	82,785
110,000	Petroleos Mexicanos, 6.50%, 3/13/27	95,269
45,000	Range Resources Corp., 8.25%, 1/15/29, Callable 1/15/24 @ 104	46,866
		224,920
Paper & Forest Products (3.4%)
200,000	Celulosa Arauco y Constitucion SA, 4.50%, 8/1/24, Callable 5/1/24 @ 100 *	197,989
Specialized REITs (1.5%)
100,000	Iron Mountain, Inc., 4.50%, 2/15/31, Callable 2/15/26 @ 102 *(b)	85,143
Specialty Retail (0.8%)
45,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100 *	43,974
Technology Hardware, Storage & (0.7%)
45,000	Apple, Inc., 3.95%, 8/8/52, Callable 2/8/52 @ 100 *	39,130
Wireless Telecommunication Services (1.4%)
90,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 102 *	81,445
Total Corporate Bonds (Cost $3,001,703)		3,031,411

U.S. Government Agency Securities (2.5%)
Federal Home Loan Banks
90,000	3.25%, 11/16/28	87,403
Federal Home Loan Mortgage Corporation
65,000	0.65%, 10/27/25, Callable 7/27/23 @ 100 *	59,134
Total U.S. Government Agency Securities (Cost $144,993)		146,537

U.S. Treasury Obligations (19.8%)
U.S. Treasury Bonds
250,000	1.88%, 2/15/51	164,619
130,000	4.50%, 2/15/36	141,847
220,000	4.75%, 2/15/41	244,604
		551,070

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
May 31, 2023 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Notes
$115,000	1.13%, 2/28/27	$103,923
40,000	2.00%, 8/15/25	38,069
145,000	2.38%, 5/15/29	134,340
355,000	2.88%, 5/15/32	333,880
		610,212
Total U.S. Treasury Obligations (Cost $1,119,750)		1,161,282
Investment in Affiliates (0.2%)
9,680	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.93%(c)	9,680
Total Investment in Affiliates (Cost $9,680)		9,680

Total Investments (Cost $5,896,884) — 100.2%		5,868,919
Liabilities in excess of other assets — (0.2)%		(11,914)
Net Assets - 100.0%		$5,857,005

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2023, illiquid securities were 3.8% of the Fund's net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2023.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

SOFR	Secured Overnight Financing Rate

US0003M	3 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund

May 31, 2023 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds (99.7%)
Alaska (1.6%)
$300,000	City of Valdez Alaska Revenue, 2.57%, 12/1/29, Continuously Callable @100, Exxon Mobil Corp.(a)	$300,000
Florida (4.1%)
750,000	County of Palm Beach Revenue, 3.48%, 7/1/32, Callable 7/3/23 @ 100, Northern Trust Co.*(a)	750,000
Illinois (7.3%)
300,000	Cook County School District No 81 Schiller Park, GO,5.00%,12/1/23	302,317
200,000	Henry County Community Unit School District No 229 Kewanee, GO, Series B, 3.00%, 12/1/23, AGM	199,157
345,000	Village of Franklin Park IL, GO, 3.00%, 7/1/23, AGM	344,810
250,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/23	248,671
250,000	Yorkville-Bristol Sanitation District, GO, 5.00%, 12/15/23,AGM	251,870
		1,346,825
Indiana (2.7%)
500,000	Indianapolis-Marion County Public Library, GO, 3.00%, 7/1/23, ST INTERCEPT	499,523

Kansas (4.9%)
155,000	City of Olathe KS, GO, Series 233, 3.00%, 10/1/23	154,607
750,000	Wyandotte County-Kansas City Unified Government, 4.25%, 4/1/24, Continuously Callable @100	751,842
		906,449
Kentucky (6.3%)
555,000	Kentucky State Property & Building Commission Revenue, 5.00%, 8/1/23	556,374
615,000	Mason County School District Finance Corp. Revenue, 2.00%, 9/1/23, ST INTERCEPT	611,511
		1,167,885
Michigan (2.4%)
150,000	Central Michigan University Revenue, 5.00%, 10/1/23	150,599
285,000	City of Gibraltar MI, GO, 3.00%, 11/1/23, BAM.	284,043
		434,642
Mississippi (2.2%)
400,000	Mississippi Business Finance Corp. Revenue, 3.50%, 11/1/35, Callable 7/3/23 @ 100*(a)	400,000

Nevada (2.9%)
525,000	Washoe County School District, GO, Series A, 5.00%,6/1/23	525,032
Ohio (40.4%)
350,000	American Municipal Power, Inc. Revenue, 3.50%, 6/22/23	349,931
350,000	American Municipal Power, Inc. Revenue, 4.25%, 10/27/23	350,033

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Ohio, continued:
$300,000	City of Bay Village OH, GO, 4.50%, 5/31/24	$301,749
1,000,000	City of Brecksville OH, GO, 4.00%, 9/21/23	999,819
300,000	City of Garfield Heights OH, GO, 3.88%, 6/15/23	300,000
305,000	City of Huber Heights OH, GO, 5.00%, 11/14/23	306,085
500,000	City of Lyndhurst OH, GO, 4.50%, 3/21/24(b)	501,188
375,000	City of Trenton OH, GO, 4.00%, 11/7/23	374,679
279,000	City of Vandalia OH, GO, 3.75%, 8/23/23	278,652
500,000	City of Willoughby OH, GO, 5.00%, 8/10/23	501,168
500,000	County of Lucas OH, GO, 3.88%, 10/13/23	500,082
645,000	County of Miami OH, GO, 3.25%, 7/27/23	643,780
600,000	County of Trumbull OH, GO, 3.63%, 7/20/23	599,380
405,000	Township of Blendon OH, GO, 5.00%, 11/16/23	406,460
525,000	Village of Bratenahl OH, GO, 3.25%, 8/10/23	523,521
500,000	Village of Oakwood OH / Cuyahoga County, GO, 4.00%,9/14/23	500,083
		7,436,610
Pennsylvania (3.2%)
580,000	Borough of Lewistown PA, GO, 4.00%, 12/15/23, BAM	581,624
Tennessee (5.4%)
1,000,000	Montgomery County Public Building Authority Revenue, 3.59%, 11/1/27, Callable 7/1/23 @ 100, Bank of America*(a)	1,000,000
Texas (13.1%)
680,000	Austin Texas Hotel Occupancy Tax Revenue, 3.62%, 11/15/29, Continuously Callable @100, JPM(a)	680,000
195,000	Brazoria County Municipal Utility District No 28, GO, Series A, 2.00%, 9/1/23, BAM	193,821
100,000	City of Elgin Texas, GO, 4.00%, 7/15/23, AGM	100,053
100,000	City of Elgin Texas, GO, 4.00%, 7/15/23, AGM	100,053
220,000	Fulshear Municipal Utility District No 3A, GO, 4.00%,9/1/23,AGM	220,114
375,000	Harris County Municipal Utility District No 278, GO, 4.00%, 9/1/23, BAM	375,334
450,000	Harris County Municipal Utility District No 449, GO, 3.00%, 9/1/23, AGM	448,915
300,000	San Patricio Municipal Water District Revenue, 3.00%,7/10/23,AGM	299,713
		2,418,003
Washington (1.8%)
340,000	State of Washington, Certificate Participation, Series B, 5.00%, 7/1/23	340,452
Wisconsin (1.4%)
250,000	County of Eau Claire WI, GO, Series A, 4.00%, 9/1/23	250,347
Total Municipal Bonds (Cost $18,429,755)		18,357,392

Investment in Affiliates (0.4%)
71,006	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.93%(c)	71,006
Total Investment in Affiliates (Cost $71,006)		71,006

Total Investments (Cost $18,500,761) — 100.1%		18,428,398
Liabilities in excess of other assets — (0.1)%		(16,488)
Net Assets - 100.0%		$18,411,910

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at May 31, 2023.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
May 31, 2023 (Unaudited)	Concluded

(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2023.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
GO	General Obligation
JPM	J.P. Morgan Chase Bank

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Hedged Income Fund
May 31, 2023 (Unaudited)

Shares	Security Description	Value

Common Stocks+ (100.6%)
Aerospace & Defense (2.8%)
10,100	Raytheon Technologies Corp.	$930,614
Beverages (9.8%)
11,900	PepsiCo, Inc.	2,169,965
18,600	The Coca-Cola Co.	1,109,676
		3,279,641
Biotechnology (4.0%)
9,600	AbbVie, Inc.	1,324,416
Capital Markets (5.3%)
1,200	BlackRock, Inc.	789,060
12,200	Morgan Stanley	997,472
		1,786,532
Chemicals (3.4%)
23,400	Dow, Inc.	1,141,452
Communications Equipment (3.6%)
24,000	Cisco Systems, Inc.	1,192,080
Containers & Packaging (2.6%)
7,100	Packaging Corp. of America	880,613
Electric Utilities (11.3%)
16,000	American Electric Power Co., Inc.	1,329,920
16,000	Duke Energy Corp.	1,428,640
27,800	FirstEnergy Corp.	1,039,442
		3,798,002
Electrical Equipment (2.5%)
11,000	Emerson Electric Co.	854,480
Electronic Equipment, Instruments & Components (2.4%)
25,900	Corning, Inc.	797,979
Energy Equipment & Services (2.0%)
24,200	Baker Hughes Co.	659,450
Health Care Equipment & Supplies (2.0%)
8,000	Medtronic PLC.	662,080
Health Care Providers & Services (3.8%)
15,500	Cardinal Health, Inc.	1,275,650
Hotels, Restaurants & Leisure (3.2%)
3,800	McDonald's Corp.	1,083,418
Household Products (2.5%)
6,000	The Procter & Gamble Co.	855,000

Shares	Security Description	Value

Common Stocks+, continued:
Industrial REITs (2.2%)
21,000	STAG Industrial, Inc	$730,800
Metals & Mining (2.1%)
17,500	Newmont Corp.	709,625
Oil, Gas & Consumable Fuels (13.4%)
38,100	Coterra Energy, Inc.	885,825
21,100	ONEOK, Inc.	1,195,526
15,400	Phillips 66	1,410,794
5,000	Pioneer Natural Resources Co.	997,200
		4,489,345
Pharmaceuticals (10.2%)
18,700	AstraZeneca PLC ADR	1,366,596
18,500	Merck&Co.,Inc.	2,042,585
		3,409,181
Semiconductors & Semiconductor Equipment (4.8%)
2,000	Broadcom, Inc.	1,615,920
Specialty Retail (2.5%)
2,900	The Home Depot, Inc.	822,005
Trading Companies & Distributors (4.2%)
15,500	MSC Industrial Direct Co., Inc.	1,393,760
Total Common Stocks (Cost $33,046,223)		33,692,043

Purchased Options (1.3%)^
132	Duke Energy Corp.	35,640
89	PepsiCo, Inc.	37,825
24	S&P 500 Index	153,048
300	SPDR Dow Jones Industrial	195,000
Total Purchased Options (Cost $463,802)		421,513

Investment in Affiliates (1.4%)
484,980	Cavanal Hill Government Securities Money Market Fund, Select Shares, 4.93%(a)	484,980
Total Investment in Affiliates (Cost $484,980)		484,980

Total Investments (Cost $33,995,005) — 103.3%		34,598,536
Liabilities in excess of other assets — (3.3)%		(1,113,970)
Net Assets - 100.0%		$33,484,566

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2023.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

ADR	American Depositary Receipt
^	See Options table below for more details.

At May 31, 2023, the Fund's exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(a)	Fair Value

Duke Energy Corp.	Put	85.00	USD	10/20/23	132	$11,220	$35,640
PepsiCo, Inc.	Put	175.00	USD	10/20/23	89	15,575	37,825
S&P 500 Index	Put	3700.00	USD	11/17/23	24	88,800	153,048
SPDR Dow Jones Industrial	Put	300.00	USD	12/15/23	300	90,000	195,000
Total (Cost $463,802)							$421,513

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Hedged Income Fund
May 31, 2023 (Unaudited)	Concluded

At May 31, 2023, the Fund's exchange traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(a)	Fair Value

Abbvie, Inc.	Call	125.00	USD	11/17/23	6	$750	$(10,290)
Abbvie, Inc.	Call	115.00	USD	3/15/24	90	10,350	(245,700)
AstraZeneca PLC Spons ADR	Call	67.50	USD	6/16/23	187	12,623	(110,330)
Baker Hughes Co.	Call	32.00	USD	7/21/23	242	7,744	(5,082)
Broadcom, Inc.	Call	685.00	USD	7/7/23	20	13,700	(261,200)
Cardinal Health, Inc.	Call	80.00	USD	6/9/23	155	12,400	(43,400)
Cisco Systems, Inc.	Call	50.00	USD	6/2/23	120	6,000	(2,640)
Cisco Systems, Inc.	Call	52.50	USD	7/21/23	120	6,300	(4,680)
Corning, Inc.	Call	36.00	USD	6/16/23	259	9,324	(1,295)
Coterra Energy, Inc.	Call	28.00	USD	6/16/23	381	10,668	(1,905)
Dow, Inc.	Call	59.00	USD	6/9/23	120	7,080	(120)
Emerson Electric Co.	Call	92.50	USD	6/16/23	55	5,088	(165)
FirstEnergy Corp.	Call	43.00	USD	6/16/23	139	5,977	(695)
McDonald's Corp.	Call	285.00	USD	6/2/23	38	10,830	(4,104)
Medtronic PLC	Call	90.00	USD	6/16/23	80	7,200	(720)
Merck Co., Inc.	Call	87.50	USD	6/16/23	150	13,125	(342,000)
Merck Co., Inc.	Call	97.50	USD	6/16/23	35	3,413	(47,005)
MSC Industrial Direct Co.	Call	90.00	USD	6/16/23	155	13,950	(29,450)
Newmont Mining Corp.	Call	55.00	USD	6/2/23	120	6,600	(240)
ONEOK, Inc.	Call	60.00	USD	7/21/23	124	7,440	(11,656)
PepsiCo, Inc.	Call	195.00	USD	6/16/23	89	17,355	(534)
Phillips 66	Call	105.00	USD	6/23/23	154	16,170	(1,540)
Pioneer Natural Resources Co.	Call	240.00	USD	6/9/23	25	6,000	(750)
Pioneer Natural Resources Co.	Call	235.00	USD	6/30/23	25	5,875	(125)
Raytheon Technologies	Call	105.00	USD	6/2/23	101	10,605	(303)
The Coca-Cola Co.	Call	59.00	USD	6/2/23	186	10,974	(16,554)
The Home Depot, Inc.	Call	320.00	USD	7/21/23	15	4,800	(1,395)
The Procter Gamble Co.	Call	155.00	USD	6/16/23	60	9,300	(1,440)
Total (Premiums $(1,590,172))							$(1,145,318)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See notes to schedule of portfolio of investments.

Notes to Schedules of Portfolio Investments

May 31,2023 (Unaudited)

1.	Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of May 31, 2023 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Strategic Enhanced Yield Fund:
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63	3/25/21	326,249	356,607	221,494

2.	Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending May 31, 2023 is noted below:

Fund	Fair Value 8/31/22	Purchases	Sales	Net Realized Gains/ (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 5/31/23	Shares as of 5/31/23	Dividend Income
Limited Duration Fund	$1,667,001	$17,933,441	$(16,725,427)	$—	$—	$2,875,015	2,875,015	$68,040
Moderate Duration Fund	816,231	9,253,560	(9,356,336)	—	—	713,455	713,455	28,688
Bond Fund	6,466,384	49,211,264	(47,912,768)	—	—	7,764,880	7,764,880	152,413
Strategic Enhanced Yield Fund	456,996	6,420,366	(6,867,682)	—	—	9,680	9,680	10,507
Ultra Short Tax-Free Income Fund	20,027	12,438,159	(12,387,180)	—	—	71,006	71,006	10,087
Mid Cap Diverse Leadership Fund	40,468	1,211,885	(1,103,102)	—	—	149,251	149,251	2,921
Opportunistic Fund	3,531,733	48,353,061	(44,117,952)	—	—	7,766,842	7,766,842	159,639
World Energy Fund	712,430	47,228,277	(46,711,962)	—	—	1,228,745	1,228,745	43,170
Hedged Income Fund	941,095	9,278,163	(9,734,278)	—	—	484,980	484,980	28,100
	$14,652,365	$201,328,176	$(194,916,687)	$—	$—	$21,063,854	21,063,854	$503,565